Cover	Aug. 27, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity File Number	001-40481
Entity Registrant Name	INDIE SEMICONDUCTOR, INC.
Entity Central Index Key	0001841925
Entity Tax Identification Number	87-0913788
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	32 Journey
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	(949)
Local Phone Number	608-0854
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	INDI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	INDIW
Security Exchange Name	NASDAQ